                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-4743

                      (Investment Company Act File Number)

                       Federated Equity Income Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/06

              Date of Reporting Period: Six months ended  5/31/06

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Equity Income Fund, Inc.

Established 1986

20TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2006
Net Asset Value, Beginning of Period	$17.77
Income From Investment Operations:
Net investment income	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.09
TOTAL FROM INVESTMENT OPERATIONS	1.29
Less Distributions:
Distributions from net investment income	(0.24)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.24)
Net Asset Value, End of Period	$18.82
Total Return [2]	7.27%

Ratios to Average Net Assets:
Net expenses	1.16	% [7]
Net investment income	2.10	% [7]
Expense waiver/reimbursement [8]	0.01	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$671,528
Portfolio turnover	27%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year ended November 30, 2005, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.02% on total returns. (See Notes to Financial Statements Note 5).

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on total returns.

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total returns.

6 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios would be 1.10% and 1.12% for the years ended November 30, 2005 and 2004, respectively, 1.16% for the period ended November 30, 2003, and 1.15% for the year ended March 31,2003, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,				Period Ended [1]		Year Ended March 31,
2005		2004		11/30/2003		2003		2002		2001
$17.10		$15.05		$12.21		$16.66		$16.96		$23.69

0.42		0.33		0.23		0.27		0.25		0.34
0.61		2.09		2.81		(4.48)		(0.26)		(6.26)
1.03		2.42		3.04		(4.21)		(0.01)		(5.92)

(0.36)		(0.37)		(0.20)		(0.24)		(0.29)		(0.34)
--		--		--		--		--		(0.47)
(0.36)		(0.37)		(0.20)		(0.24)		(0.29)		(0.81)
$17.77		$17.10		$15.05		$12.21		$16.66		$16.96
6.09	% [3]	16.25	% [4]	24.99	% [5]	(25.36)%		(0.07)%		(25.58)%

1.11	% [6]	1.13	% [6]	1.18	% [6,7]	1.17	% [6]	1.10%		1.07%
2.35%		2.05%		2.35	% [7]	1.93%		1.49%		1.65%
0.03%		0.00	% [9]	0.00	% [7,9]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$636,219		$643,279		$616,835		$549,359		$923,647		$1,077,582
33%		75%		44%		123%		86%		85%

Financial Highlights -Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2006
Net Asset Value, Beginning of Period	$17.76
Income From Investment Operation:
Net investment income	0.13
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.08
TOTAL FROM INVESTMENT OPERATIONS	1.21
Less Distributions:
Distributions from net investment income	(0.16)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.16)
Net Asset Value, End of Period	$18.81
Total Return [2]	6.87%

Ratios to Average Net Assets:
Net expenses	1.91	% [6]
Net investment income	1.26	% [6]
Expense waiver/reimbursement [7]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$257,047
Portfolio turnover	27%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total returns.

4 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total returns.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios would be 1.88% and 1.87% for the years ended November 30, 2005 and 2004, respectively, 1.91% for the period ended November 30, 2003, and 1.90% for the year ended March 31, 2003, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,				Period Ended [1]		Year Ended March 31,
2005		2004		11/30/2003		2003		2002		2001
$17.09		$15.04		$12.21		$16.65		$16.96		$23.68

0.28		0.22		0.16		0.17		0.12		0.18
0.61		2.08		2.80		(4.47)		(0.27)		(6.25)
0.89		2.30		2.96		(4.30)		(0.15)		(6.07)

(0.22)		(0.25)		(0.13)		(0.14)		(0.16)		(0.18)
--		--		--		--		--		(0.47)
(0.22)		(0.25)		(0.13)		(0.14)		(0.16)		(0.65)
$17.76		$17.09		$15.04		$12.21		$16.65		$16.96
5.26%		15.39	% [3]	24.29	% [4]	(25.89)%		(0.88)%		(26.11)%

1.89	% [5]	1.88	% [5]	1.93	% [5,6]	1.92	% [5]	1.85%		1.82%
1.54%		1.31%		1.60	% [6]	1.16%		0.74%		0.89%
0.00	% [8]	0.00	% [8]	0.00	% [6,8]	0.00	% [8]	0.00	% [8]	0.00	% [8]

$328,918		$513,071		$603,043		$551,204		$1,021,453		$1,225,097
33%		75%		44%		123%		86%		85%

Financial Highlights- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2006
Net Asset Value, Beginning of Period	$17.77
Income From Investment Operations:
Net investment income	0.12
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.10
TOTAL FROM INVESTMENT OPERATIONS	1.22
Less Distributions:
Distributions from net investment income	(0.16)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.16)
Net Asset Value, End of Period	$18.83
Total Return [2]	6.92%

Ratios to Average Net Assets:
Net expenses	1.91	% [6]
Net investment income	1.32	% [6]
Expense waiver/reimbursement [7]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$68,430
Portfolio turnover	27%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total returns.

4 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total returns.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios would be 1.88% and 1.87% for the years ended November 30, 2005, and 2004, respectively, 1.91% for the period ended November 30, 2003, and 1.90% for the year ended March 31, 2003, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,				Period Ended [1]		Year Ended March 31,
2005		2004		11/30/2003		2003		2002		2001
$17.10		$15.05		$12.21		$16.66		$16.96		$23.69

0.28		0.22		0.16		0.17		0.12		0.18
0.62		2.08		2.81		(4.48)		(0.26)		(6.26)
0.90		2.30		2.97		(4.31)		(0.14)		(6.08)

(0.23)		(0.25)		(0.13)		(0.14)		(0.16)		(0.18)
--		--		--		--		--		(0.47)
(0.23)		(0.25)		(0.13)		(0.14)		(0.16)		(0.65)
$17.77		$17.10		$15.05		$12.21		$16.66		$16.96
5.27%		15.38	% [3]	24.37	% [4]	(25.94)%		(0.83)%		(26.14)%

1.89	% [5]	1.88	% [5]	1.93	% [5,6]	1.92	% [5]	1.85%		1.82%
1.57%		1.31%		1.60	% [6]	1.16%		0.74%		0.90%
0.00	% [8]	0.00	% [8]	0.00	% [6,8]	0.00	% [8]	0.00	% [8]	0.00	% [8]

$71,223		$84,177		$92,145		$85,242		$160,217		$213,472
33%		75%		44%		123%		86%		85%

Financial Highlights- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2006
Net Asset Value, Beginning of Period:	$17.78
Income From Investment Operations:
Net investment income	0.17
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.10
TOTAL FROM INVESTMENT OPERATIONS	1.27
Less Distributions:
Distributions from net investment income	(0.21)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.21)
Net Asset Value, End of Period	$18.84
Total Return [2]	7.19%

Ratios to Average Net Assets:
Net expenses	1.41	% [6]
Net investment income	1.82	% [6]
Expense waiver/reimbursement [7]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$37,583
Portfolio turnover	27%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on the total returns.

4 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total returns.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios would be 1.38% and 1.37% for the years ended November 30, 2005 and 2004, respectively, 1.41% for the period ended November 30, 2003, and 1.40% for the year ended March 31, 2003, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,				Period Ended [1]		Year Ended March 31,
2005		2004		11/30/2003		2003		2002		2001
$17.12		$15.06		$12.22		$16.67		$16.97		$23.70

0.37		0.30		0.20		0.24		0.21		0.29
0.60		2.09		2.81		(4.48)		(0.27)		(6.27)
0.97		2.39		3.01		(4.24)		(0.06)		(5.98)

(0.31)		(0.33)		(0.17)		(0.21)		(0.24)		(0.28)
--		--		--		--		--		(0.47)
(0.31)		(0.33)		(0.17)		(0.21)		(0.24)		(0.75)
$17.78		$17.12		$15.06		$12.22		$16.67		$16.97
5.73%		16.01	% [3]	24.75	% [4]	(25.54)%		(0.32)%		(25.76)%

1.39	% [5]	1.38	% [5]	1.43	% [5,6]	1.42	% [5]	1.35%		1.32%
2.07%		1.80%		2.10	% [6]	1.66%		1.24%		1.39%
0.00	% [8]	0.00	% [8]	0.00	% [6,8]	0.00	% [8]	0.00	% [8]	0.00	% [8]

$38,937		$45,229		$49,192		$43,366		$81,067		$103,323
33%		75%		44%		123%		86%		85%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/06	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,072.70	$5.99
Class B Shares	$1,000	$1,068.70	$9.85
Class C Shares	$1,000	$1,069.20	$9.85
Class F Shares	$1,000	$1,071.90	$7.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.15	$5.84
Class B Shares	$1,000	$1,015.41	$9.60
Class C Shares	$1,000	$1,015.41	$9.60
Class F Shares	$1,000	$1,017.90	$7.09

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.16%
Class B Shares	1.91%
Class C Shares	1.91%
Class F Shares	1.41%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	32.4%
Energy	14.8%
Consumer Staples	9.6%
Industrials	8.3%
Telecommunication Services	8.3%
Health Care	7.5%
Consumer Discretionary	6.6%
Utilities	4.4%
Materials	3.7%
Information Technology	1.2%
Securities Lending Collateral [2]	14.1%
Cash Equivalents [3]	1.8%
Other Assets and Liabilities--Net [4]	(12.7)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--92.8%
		Consumer Discretionary--5.5%
201,300	[1]	CBS Corp. (New), Class B	$5,215,683
193,500		Clear Channel Communications, Inc.	5,959,800
57,800	[1]	Gannett Co., Inc.	3,121,778
139,300		Gap (The), Inc.	2,535,260
68,000		Home Depot, Inc.	2,592,160
158,500		Jones Apparel Group, Inc.	5,141,740
433,700		Mattel, Inc.	7,290,497
674,300	[1]	McDonald's Corp.	22,366,531
32,200	[1]	Nike, Inc., Class B	2,585,982
		TOTAL	56,809,431
		Consumer Staples--9.6%
187,800	[1]	Altria Group, Inc.	13,587,330
527,900	[1]	Coca-Cola Co.	23,243,437
154,500	[1]	Colgate-Palmolive Co.	9,322,530
378,300		Kimberly-Clark Corp.	22,951,461
109,900	[1]	Loews Corp.	5,103,756
252,100		PepsiCo, Inc.	15,241,966
93,400		Procter & Gamble Co.	5,066,950
223,740		Unilever PLC, ADR	5,038,625
		TOTAL	99,556,055
		Energy--14.8%
512,600	[1]	Chevron Corp.	30,648,354
81,400		ConocoPhillips	5,151,806
356,500	[1]	Enbridge, Inc.	11,265,400
870,000		Exxon Mobil Corp.	52,991,700
103,900	[1]	Kinder Morgan, Inc.	10,439,872
252,600		Royal Dutch Shell PLC, Class A, ADR	16,749,906
399,800		Total SA, Class B, ADR	26,070,958
		TOTAL	153,317,996
Shares			Value
		COMMON STOCKS--continued
		Financials--31.6%
194,443		Ace Ltd.	$10,066,314
434,400	[1]	Allstate Corp.	23,896,344
879,370		Bank of America Corp.	42,561,508
202,600		Bank of New York Co., Inc.	6,732,398
146,400		Barclays PLC, ADR	6,785,640
1,108,700	[1]	Citigroup, Inc.	54,658,910
381,900		Federal Home Loan Mortgage Corp.	22,929,276
415,200		Federal National Mortgage Association	20,656,200
177,900		Gallagher (Arthur J.) & Co.	4,728,582
58,500		Hospitality Properties Trust	2,466,945
172,400		Lloyds TSB Group PLC, ADR	6,533,960
44,700	[1]	MBIA Insurance Corp.	2,553,711
344,600		Morgan Stanley	20,545,052
119,700	[1]	Nationwide Financial Services, Inc., Class A	5,183,010
78,700		PartnerRe Ltd.	4,833,754
60,200		RenaissanceRe Holdings Ltd.	2,712,010
303,000		Senior Housing Properties Trust	5,214,630
459,600		Sun Life Financial Services of Canada	18,976,884
164,700		U.S. Bancorp	5,084,289
45,900	[1]	UBS AG	5,196,798
239,200	[1]	Wachovia Corp.	12,797,200
121,700	[1]	Washington Mutual Bank	5,587,247
394,100	[1]	Wells Fargo & Co.	26,156,417
80,800	[1]	XL Capital Ltd., Class A	5,113,024
136,600		iStar Financial, Inc.	5,201,728
		TOTAL	327,171,831
		Health Care--7.5%
97,100		AstraZeneca PLC, ADR	5,140,474
210,000		GlaxoSmithKline PLC, ADR	11,613,000
185,200		Johnson & Johnson	11,152,744
1,552,100		Pfizer, Inc.	36,722,686
270,300		Wyeth	12,363,522
		TOTAL	76,992,426
Shares			Value
		COMMON STOCKS--continued
		Industrials--6.2%
43,700		Avery Dennison Corp.	$2,595,343
161,100		Cendant Corp.	2,604,987
502,300	[1]	General Electric Co.	17,208,798
188,000	[1]	Lockheed Martin Corp.	13,628,120
157,100		Northrop Grumman Corp.	10,161,228
255,800		TNT NV, ADR	9,439,020
90,600	[1]	United Technologies Corp.	5,664,312
88,000		Waste Management, Inc.	3,222,560
		TOTAL	64,524,368
		Information Technology--1.2%
59,400		Automatic Data Processing, Inc.	2,700,918
120,400		Intel Corp.	2,169,608
161,200		Maxim Integrated Products, Inc.	4,953,676
115,900		Nokia Oyj, Class A, ADR	2,488,373
		TOTAL	12,312,575
		Materials--3.7%
225,700	[1]	Alcoa, Inc.	7,159,204
12,365	[2]	Arkema, ADR	457,505
124,200	[1]	Du Pont (E.I.) de Nemours & Co.	5,282,226
321,400		International Flavors & Fragrances, Inc.	11,438,626
46,400	[1]	PPG Industries, Inc.	2,985,376
210,900		Rohm & Haas Co.	10,631,469
		TOTAL	37,954,406
		Telecommunication Services--8.3%
1,490,095		AT&T, Inc.	38,831,876
89,200		Alltel Corp.	5,517,020
210,200		BCE, Inc.	5,095,248
468,700		BellSouth Corp.	15,827,999
523,400		Telefonos de Mexico, Class L, ADR	10,358,086
161,600		Verizon Communications	5,043,536
244,700		Vodafone Group PLC, ADR	5,628,100
		TOTAL	86,301,865
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--4.4%
224,300	[1]	CenterPoint Energy, Inc.	$2,689,357
66,000	[1]	DTE Energy Co.	2,667,720
110,400	[1]	Energy East Corp.	2,631,936
71,800		Equitable Resources, Inc.	2,416,070
94,000		Exelon Corp.	5,321,340
46,802		National Grid PLC, ADR	2,652,269
353,300		Northeast Utilities Co.	7,147,259
173,400		Pinnacle West Capital Corp.	6,830,226
60,200	[1]	Progress Energy, Inc.	2,530,808
68,700		SCANA Corp.	2,618,844
169,500	[1]	Southern Co.	5,418,915
100,800		Vectren Corp.	2,674,224
		TOTAL	45,598,968
		TOTAL COMMON STOCKS (IDENTIFIED COST $815,680,325)	960,539,921
		PREFERRED STOCKS--4.0%
		Consumer Discretionary--1.1%
353,000		Credit Suisse First Boston USA, Inc., JNY, PERCS	11,334,830
		Financial--0.8%
98,234		Credit Suisse First Boston USA, Inc., PERCS	7,802,235
		Industrials--2.1%
409,100		Credit Suisse First Boston USA, Inc., TYC, PERCS	11,049,791
478,800	[3]	Morgan Stanley & Co., Inc., CBI, PERCS	10,928,610
		TOTAL	21,978,401
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $40,676,798)	41,115,466
		REPURCHASE AGREEMENTS--15.9%
$18,551,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067.	18,551,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$70,000,000		Interest in $1,700,000,000 joint repurchase agreement 5.04%, dated 5/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/17/2021 for $1,700,238,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $1,734,000,467 (purchased with proceeds from securities lending collateral)	$70,000,000
75,451,000		Interest in $2,000,000,000 joint repurchase agreement 5.04%, dated 5/31/2006 under which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,000,280,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $2,050,357,288 (purchased with proceeds from securities lending collateral)	75,451,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	164,002,000
		TOTAL INVESTMENTS--112.7% (IDENTIFIED COST $1,020,359,123) [4]	1,165,657,387
		OTHER ASSETS AND LIABILITIES - NET--(12.7)%	(131,069,285)
		TOTAL NET ASSETS--100%	$1,034,588,102

1 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 Denotes a restricted security purchased under Rule 144A of the Securities Act of 1933. This security deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, this security amounted to $10,928,610 which represents 1.1% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Investments in securities		$1,001,655,387
Investments in repurchase agreements		164,002,000
Total investments in securities, at value including $142,588,778 of securities loaned (identified cost $1,020,359,123)		1,165,657,387
Cash		4,343
Income receivable		3,740,171
Receivable for investments sold		18,362,196
Receivable for shares sold		1,014,036
TOTAL ASSETS		1,188,778,133
Liabilities:
Payable for investments purchased	$5,342,728
Payable for shares redeemed	2,118,893
Payable for collateral due to broker	145,451,000
Options written, at value	107,202
Accrued expenses	1,170,208
TOTAL LIABILITIES		154,190,031
Net assets for 54,973,049 shares outstanding		$1,034,588,102
Net Assets Consist of:
Paid-in capital		$1,065,450,766
Net unrealized appreciation of investments, written options and translation of assets and liabilities in foreign currency		145,631,857
Accumulated net realized loss on investments, written options and foreign currency transactions		(178,705,657)
Undistributed net investment income		2,211,136
TOTAL NET ASSETS		$1,034,588,102

Statement of Assets and Liabilities-continued

May 31, 2006 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share $671,528,156÷ 35,681,350 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$18.82
Offering price per share (100/94.50 of $18.82) [1]	$19.92
Redemption proceeds per share	$18.82
Class B Shares:
Net asset value per share ($257,047,218÷ 13,661,972 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$18.81
Offering price per share	$18.81
Redemption proceeds per share (94.50/100 of $18.81) [1]	$17.78
Class C Shares:
Net asset value per share ($68,430,065 ÷ 3,634,904 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$18.83
Offering price per share (100/99.00 of $18.83) [1]	$19.02
Redemption proceeds per share (99.00/100 of $18.83) [1]	$18.64
Class F Shares:
Net asset value per share ($37,582,663 ÷ 1,994,823 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$18.84
Offering price per share (100/99.00 of $18.84) [1]	$19.03
Redemption proceeds per share (99.00/100 of $18.84) [1]	$18.65

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (including net of foreign taxes withheld of $431,086)			$16,347,029
Interest (including income on securities loaned of $50,827)			820,759
TOTAL INCOME			17,167,788
Expenses:
Investment adviser fee (Note 5)		$3,189,825
Administrative personnel and services fee (Note 5)		423,019
Custodian fees		22,262
Transfer and dividend disbursing agent fees and expenses		956,360
Directors'/Trustees' fees		9,193
Auditing fees		10,183
Legal fees		3,006
Portfolio accounting fees		80,528
Distribution services fee--Class B Shares (Note 5)		1,102,150
Distribution services fee--Class C Shares (Note 5)		263,216
Distribution services fee--Class F Shares (Note 5)		47,908
Shareholder services fee--Class A Shares (Note 5)		813,214
Shareholder services fee--Class B Shares (Note 5)		367,383
Shareholder services fee--Class C Shares (Note 5)		87,033
Shareholder services fee--Class F Shares (Note 5)		47,383
Share registration costs		42,968
Printing and postage		69,225
Insurance premiums		6,187
Taxes		41,689
Miscellaneous		7,526
TOTAL EXPENSES		7,590,258
Waiver and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(17,912)
Fees paid indirectly from directed brokerage arrangements	(11,158)
TOTAL WAIVER, AND EXPENSE REDUCTION		(29,070)
Net expenses			7,561,188
Net investment income			9,606,600
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain (loss) on investments, written options and foreign currency transactions			46,860,940
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			17,812,676
Net realized and unrealized gain on investments, written options and foreign currency			64,673,616
Change in net assets resulting from operations			$74,280,216

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,606,600	$24,235,496
Net realized gain (loss) on investments, written options and foreign currency transactions	46,860,940	72,622,649
Net change in unrealized appreciation/depreciation of investments, written options and translation of assets and liabilities in foreign currency	17,812,676	(30,445,326)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	74,280,216	66,412,819
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,390,653)	(13,677,618)
Class B Shares	(2,700,330)	(5,529,372)
Class C Shares	(629,922)	(1,024,247)
Class F Shares	(440,108)	(763,260)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,161,013)	(20,994,497)
Share Transactions:
Proceeds from sale of shares	86,893,088	175,035,744
Net asset value of shares issued to shareholders in payment of distributions declared	11,012,213	18,815,603
Cost of shares redeemed	(200,733,689)	(449,729,592)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(102,828,388)	(255,878,245)
Change in net assets	(40,709,185)	(210,459,923)
Net Assets:
Beginning of period	1,075,297,287	1,285,757,210
End of period (including undistributed net investment income of $2,211,136 and $4,765,549, respectively)	$1,034,588,102	$1,075,297,287

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (Unaudited)

1. ORGANIZATION

Federated Equity Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting except on class specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2006, the Fund had no net realized gains (losses) on future contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contracts is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended May 31, 2006, the Fund had a realized gain of $229,133 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at November 30, 2005	0	$0
Contracts opened	9,884	$904,185
Contracts expired	(5,324)	$(464,770)
Outstanding at May 31, 2006	4,560	$439,415

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$142,588,778	$145,451,000

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,154,821	$77,064,495	8,629,907	$150,698,312
Shares issued to shareholders in payment of distributions declared	422,687	7,751,773	720,154	12,542,414
Shares redeemed	(4,708,739)	(87,214,687)	(11,157,197)	(194,662,813)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(131,231)	$(2,398,419)	(1,807,136)	$(31,422,087)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	314,831	$5,842,577	955,720	$16,624,753
Shares issued to shareholders in payment of distributions declared	132,056	2,408,740	279,704	4,874,321
Shares redeemed	(5,306,266)	(98,177,997)	(12,730,394)	(222,083,591)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,859,379)	$(89,926,680)	(11,494,970)	$(200,584,517)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	151,255	$2,800,374	358,528	$6,235,252
Shares issued to shareholders in payment of distributions declared	27,182	496,657	45,869	799,902
Shares redeemed	(551,813)	(10,204,991)	(1,317,873)	(22,983,159)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(373,376)	$(6,907,960)	(913,476)	$(15,948,005)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	64,097	$1,185,642	84,886	$1,477,427
Shares issued to shareholders in payment of distributions declared	19,366	355,043	34,351	598,966
Shares redeemed	(278,146)	(5,136,014)	(572,052)	(10,000,029)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(194,683)	$(3,595,329)	(452,815)	$(7,923,636)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,558,669)	$(102,828,388)	(14,668,397)	$(255,878,245)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $1,020,359,123. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and attributable to written options was $145,298,264. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $159,502,332 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,204,068.

At November 30, 2005, the Fund had a capital loss carryforward of $222,371,808 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 67,642,580
2010	$125,726,830
2011	$ 29,002,398

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $94,560 of fees paid by the Fund. For the six months ended May 31, 2006, the Fund's Class A shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2006, FSC, the principal distributor, retained $30,991 in sales charges from the sale of Class A Shares. FSC also retained $774 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 30, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $159,455 for the year ended November 30, 2005.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2006, the Fund's expenses were reduced by $11,158 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2006, were as follows:

Purchases	$289,817,318
Sales	$367,364,177

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED EQUITY INCOME FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313915100
Cusip 313915209
Cusip 313915308
Cusip 313915407

8110102 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Income Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal xecutive Officer

Date        July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006